COMMITMENTS AND CONTINGENCIES - Sales contract dispute (Details) - CNY (¥)	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Hebei Defense Biological Products Supply Center
COMMITMENTS AND CONTINGENCIES
Gain contingency, amount awarded to defendant		¥ 2,465,807
Term within which the amount to be paid by defendant		20 days
Compensation received		¥ 1,636,755
Expected compensation receivable		¥ 829,052
Chaoyang Center for Disease Control and Prevention
COMMITMENTS AND CONTINGENCIES
Gain contingency, amount awarded to defendant	¥ 416,900
Compensation received	300,000
Expected compensation receivable	¥ 116,900